Shareholder Report, Line Graph (Details) - USD ($)												12 Months Ended
		Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name												Class A (with sales charge)
Accumulated Value		$ 20,166	$ 17,096	$ 15,880	$ 17,236	$ 14,264	$ 12,732	$ 11,695	$ 10,702	$ 9,630	$ 9,425	$ 22,338
Class C
Account Value [Line Items]
Line Graph and Table Measure Name												Class C (with sales charge)
Accumulated Value		20,147	17,080	15,986	17,484	14,582	13,113	12,134	11,189	10,145	10,000	$ 22,317
Class M
Account Value [Line Items]
Line Graph and Table Measure Name												Class M (with sales charge)
Accumulated Value		19,732	16,820	15,693	17,124	14,246	12,781	11,797	10,846	9,813	9,650	$ 21,758
Class R
Account Value [Line Items]
Line Graph and Table Measure Name												Class R
Accumulated Value		20,922	17,784	16,559	18,019	14,955	13,381	12,324	11,304	10,193	10,000	$ 23,116
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name												Class R5
Accumulated Value		21,920	18,542	17,167	18,595	15,353	13,668	12,520	11,424	10,249	10,000	$ 24,342
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6
Accumulated Value		22,082	18,661	17,274	18,695	15,422	13,718	12,554	11,445	10,258	10,000	$ 24,546
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name												Class Y
Accumulated Value		21,881	18,511	17,144	18,570	15,330	13,649	12,504	11,413	10,248	10,000	$ 24,308
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Accumulated Value		29,389	24,273	21,548	23,258	16,765	15,113	14,118	12,130	10,444	10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Accumulated Value		29,389	24,273	21,548	23,258	16,765	15,113	14,118	12,130	10,444	10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Accumulated Value		29,389	24,273	21,548	23,258	16,765	15,113	14,118	12,130	10,444	10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Accumulated Value		29,389	24,273	21,548	23,258	16,765	15,113	14,118	12,130	10,444	10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Accumulated Value		29,389	24,273	21,548	23,258	16,765	15,113	14,118	12,130	10,444	10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Accumulated Value		29,389	24,273	21,548	23,258	16,765	15,113	14,118	12,130	10,444	10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Accumulated Value		29,389	24,273	21,548	23,258	16,765	15,113	14,118	12,130	10,444	10,000	$ 33,998
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Index
Accumulated Value		11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594	10,000	$ 11,790
George Putnam Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]											George Putnam Blended Index†
Accumulated Value		21,583	18,735	17,580	18,694	15,514	13,741	12,680	11,597	10,618	10,000	$ 24,065
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Index
Accumulated Value		30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000	$ 35,989
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Index
Accumulated Value		11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594	10,000	$ 11,790
George Putnam Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[2]											George Putnam Blended Index†
Accumulated Value		21,583	18,735	17,580	18,694	15,514	13,741	12,680	11,597	10,618	10,000	$ 24,065
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Index
Accumulated Value		30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000	$ 35,989
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Index
Accumulated Value		11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594	10,000	$ 11,790
George Putnam Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[3]											George Putnam Blended Index†
Accumulated Value		21,583	18,735	17,580	18,694	15,514	13,741	12,680	11,597	10,618	10,000	$ 24,065
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Index
Accumulated Value		30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000	$ 35,989
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Index
Accumulated Value		11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594	10,000	$ 11,790
George Putnam Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[4]											George Putnam Blended Index†
Accumulated Value		21,583	18,735	17,580	18,694	15,514	13,741	12,680	11,597	10,618	10,000	$ 24,065
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Index
Accumulated Value		30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000	$ 35,989
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Index
Accumulated Value		11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594	10,000	$ 11,790
George Putnam Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[5]											George Putnam Blended Index†
Accumulated Value		21,583	18,735	17,580	18,694	15,514	13,741	12,680	11,597	10,618	10,000	$ 24,065
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Index
Accumulated Value		30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000	$ 35,989
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Index
Accumulated Value		11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594	10,000	$ 11,790
George Putnam Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[6]											George Putnam Blended Index†
Accumulated Value		21,583	18,735	17,580	18,694	15,514	13,741	12,680	11,597	10,618	10,000	$ 24,065
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Index
Accumulated Value		30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000	$ 35,989
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Index
Accumulated Value		11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594	10,000	$ 11,790
George Putnam Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[7]											George Putnam Blended Index†
Accumulated Value		21,583	18,735	17,580	18,694	15,514	13,741	12,680	11,597	10,618	10,000	$ 24,065
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Index
Accumulated Value		$ 30,936	$ 25,327	$ 22,410	$ 23,500	$ 17,223	$ 15,384	$ 14,246	$ 12,256	$ 10,561	$ 10,000	$ 35,989

[1]
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.

[2]
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.

[3]
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.

[4]
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.

[5]
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.

[6]
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.

[7]
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.